Equity (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
EQUITY
Other capital reserves as of January 1	$ 123,977	¥ 787,987	$ 120,161	¥ 763,729
Issuance of shares			3,816	24,258
Other capital reserves as of december 31			123,977	787,987
Other capital reserves as of January 1	123,977	787,987
Deemed distribution to controlling shareholder	(11,902)	(75,651)
Equity-settled share-based payment	364	2,311
Others	702	4,463
Other capital reserves as of december, 31	$ 113,141	¥ 719,110	$ 123,977	¥ 787,987